1875 K Street, N.W. Washington, DC 20006-1238 Tel: 202 303 1000 Fax: 202 303 2000

September 27, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	iShares Trust (the “Trust”)

(Securities Act File No. 333-92935 and

Investment Company Act File No. 811-09729)

Post-Effective Amendment No. 1,974

Ladies and Gentlemen:

On behalf of the Trust, we hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 1,974 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.

The Amendment relates to the following fund (the “Fund”), which is a series of the Trust:

S000062159	iShares ESG U.S. Aggregate Bond ETF

The previous filings relating to the Fund are:

PEA No.	Date Filed	Form Type	Automatic Effective Date
1,894	April 5, 2018	485APOS	June 19, 2018
1,920	June 18, 2018	485BXT	July 18, 2018
1,936	July 17, 2018	485BXT	July 27, 2018
1,942	July 26, 2018	485BXT	August 24, 2018
1,953	August 23, 2018	485BXT	September 14, 2018
1,962	September 13, 2018	485BXT	September 24, 2018
1,973	September 21, 2018	485BXT	September 28, 2018

The Amendment is being filed pursuant to Rule 485(b) under the 1933 Act and will become effective on September 28, 2018.

NEW YORK    WASHINGTON    HOUSTON    PARIS    LONDON    FRANKFURT     BRUSSELS    MILAN    ROME

in alliance with Dickson Minto W.S., London and Edinburgh

Securities and Exchange Commission

September 27, 2018

The Amendment is being filed to make such non-material changes as the Trust deems appropriate. We have reviewed the Amendment and represent that it does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b).

If you have any questions or need further information, please call me at (202) 303-1124.

Sincerely,

/s/ Benjamin J. Haskin
Benjamin J. Haskin

cc:	Deepa Damre

Christy Chen

Michael Gung

Nicole Hwang

George Rafal

Jaeyoung Choi